FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about classification of financial instruments [Table Text Block]
	As at
	December 31,	December 31,
	2025	2024
Financial assets
Amortized cost:
Cash and cash equivalents	$9,794	$9,717
Royalty and stream receivables	4,312	2,253
Other receivables	67	263
Fair value through profit or loss:
Marketable securities	260	305
Total financial assets	$14,433	$12,538

Financial liabilities
Amortized cost:
Trade and other payables	$3,966	$1,188
Loans payable	12,176	12,625
Acquisition payables	2,446	2,233
Fair value through profit or loss:
Derivative loan liabilities	-	68
Total financial liabilities	$18,588	$16,114